RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

3. RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In November 2023, the FASB issued ASU No 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 mainly requires more enhanced information about a reportable segment’s expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company is still evaluating the impact of this ASU on its condensed consolidated financial statements and related disclosures and will adopt it for the year ended December 31, 2024.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures by requiring; (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the standard is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is determining the impact of the ASU 2023-09 on its condensed consolidated financial statements.

Other than as described above, no accounting pronouncements issued or effective during the six months ended June 30, 2024 has had or is expected to have a material impact on the condensed consolidated financial statements.